SCHEDULE OF NOTES PAYABLE (Details) - USD ($)								1 Months Ended					12 Months Ended
		Aug. 16, 2022	Jul. 03, 2018	May 10, 2016	Oct. 18, 2013	Apr. 11, 2012	Mar. 15, 2011	Jun. 29, 2017	Apr. 24, 2016	Mar. 29, 2011	Jul. 27, 2010	Mar. 17, 2010	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal Balance													$ 127,873		$ 136,123
Accrued Interest Balance													578,661		491,362
Note Payable 1 [Member]
Short-Term Debt [Line Items]
Principal Balance													45,000		45,000
Accrued Interest Balance													$ 106,155		98,055
Debt Instrument, Issuance Date													Jun. 29, 2017
Note Payable 2 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 4,732		4,732
Accrued Interest Balance													$ 28,739		26,770
Debt Instrument, Issuance Date													Jul. 03, 2018
Note Payable 3 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 25,000		25,000
Accrued Interest Balance													$ 240,877		190,908
Debt Instrument, Issuance Date													Jul. 27, 2010
Note Payable 4 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 3,000		11,250
Accrued Interest Balance															8,545
Debt Instrument, Issuance Date													May 10, 2016
Note Payable 5 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 15,000		15,000
Accrued Interest Balance													$ 46,922		42,574
Debt Instrument, Issuance Date													Mar. 15, 2011
Note Payable 6 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 10,000		10,000
Accrued Interest Balance													$ 104,704		83,146
Debt Instrument, Issuance Date													Mar. 17, 2010
Note Payable 7 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 10,000		10,000
Accrued Interest Balance													$ 8,257		7,246
Debt Instrument, Issuance Date													Oct. 18, 2013
Note Payable 8 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 8,641		8,641
Accrued Interest Balance													$ 2,483		2,046
Debt Instrument, Issuance Date													Apr. 24, 2016
Note Payable 9 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 5,000		5,000
Accrued Interest Balance													$ 39,572		31,195
Debt Instrument, Issuance Date													Mar. 29, 2011
Note Payable 10 [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 1,500
Accrued Interest Balance													$ 952		$ 877
Debt Instrument, Issuance Date													Apr. 11, 2012
Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Principal Balance													$ 127,873	$ 154,873
Accrued Interest Balance													578,661	659,232
Coroware, Inc. and Subsidiaries [Member] | Gary Sumner [Member]
Short-Term Debt [Line Items]
Principal Balance													45,000	45,000
Accrued Interest Balance													106,155	112,214
Debt Instrument, Issuance Date	[1]							Jun. 29, 2017
Coroware, Inc. and Subsidiaries [Member] | LTC International Corp [Member]
Short-Term Debt [Line Items]
Principal Balance													4,732	4,732
Accrued Interest Balance													28,739	30,210
Debt Instrument, Issuance Date	[1]		Jul. 03, 2018
Coroware, Inc. and Subsidiaries [Member] | Richard Wynns [Member]
Short-Term Debt [Line Items]
Principal Balance													25,000	25,000
Accrued Interest Balance													240,877	283,815
Debt Instrument, Issuance Date	[1]										Jul. 27, 2010
Coroware, Inc. and Subsidiaries [Member] | William Rittman [Member]
Short-Term Debt [Line Items]
Principal Balance													3,000
Accrued Interest Balance
Debt Instrument, Issuance Date	[1]			May 10, 2016
Coroware, Inc. and Subsidiaries [Member] | Barclay Lyons [Member]
Short-Term Debt [Line Items]
Principal Balance													15,000	15,000
Accrued Interest Balance													46,922	50,175
Debt Instrument, Issuance Date	[1]						Mar. 15, 2011
Coroware, Inc. and Subsidiaries [Member] | John Kroon [Member]
Short-Term Debt [Line Items]
Principal Balance													10,000	10,000
Accrued Interest Balance													104,704	123,228
Debt Instrument, Issuance Date	[1]											Mar. 17, 2010
Coroware, Inc. and Subsidiaries [Member] | Walter Jay Bell [Member]
Short-Term Debt [Line Items]
Principal Balance													10,000	10,000
Accrued Interest Balance													8,257	9,005
Debt Instrument, Issuance Date	[1]				Oct. 18, 2013
Coroware, Inc. and Subsidiaries [Member] | Bell [Member]
Short-Term Debt [Line Items]
Principal Balance													8,641	8,641
Accrued Interest Balance													2,483	2,806
Debt Instrument, Issuance Date	[1]								Apr. 24, 2016
Coroware, Inc. and Subsidiaries [Member] | George Ferch [Member]
Short-Term Debt [Line Items]
Principal Balance													5,000	5,000
Accrued Interest Balance													39,572	46,771
Debt Instrument, Issuance Date	[1]									Mar. 29, 2011
Coroware, Inc. and Subsidiaries [Member] | Blackbridge [Member]
Short-Term Debt [Line Items]
Principal Balance													1,500	1,500
Accrued Interest Balance													952	1,008
Debt Instrument, Issuance Date	[1]					Apr. 11, 2012
Coroware, Inc. and Subsidiaries [Member] | Michael Sobeck [Member]
Short-Term Debt [Line Items]
Principal Balance														30,000
Accrued Interest Balance
Debt Instrument, Issuance Date	[1]	Aug. 16, 2022

[1]	Unless otherwise noted, interest is simple interest.